[Scudder Investments logo]
[Scudder Investments logo]

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Micro Cap Fund

Semiannual Report

March 31, 2003

Contents

<Click Here> Economic Overview

<Click Here> Portfolio Management Review

Scudder Mid Cap Fund

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder Small Cap Fund

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder Micro Cap Fund

<Click Here> Performance Summary

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

		Scudder Mid Cap Fund	Scudder Small Cap Fund	Scudder Micro Cap Fund
Class A	Nasdaq Symbol	SMCAX	SSDAX	SMFAX
	CUSIP Number	81111R 882	81111R 791	81116P 634
Class B	Nasdaq Symbol	SMCBX	SSDBX	SMFBX
	CUSIP Number	81111R 874	81111R 783	81116P 626
Class C	Nasdaq Symbol	SMCCX	SSDCX	SMFCX
	CUSIP Number	81111R 866	81111R 775	81116P 618
Investment Class	Nasdaq Symbol	BTCAX	BTSCX	MMFSX
	CUSIP Number	81111R 841	81111R 767	81116P 584
Institutional Class	Nasdaq Symbol	BTEAX	N/A	MGMCX
	CUSIP Number	81111R 858	N/A	81116P 592

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Economic Overview

Dear Shareholder:

A loss of economic momentum began earlier this year in the run-up to the US-led war with Iraq, and recent economic data has been almost uniformly weak.

For years the economy has been struggling to "work off the excesses" of the late-1990s boom - excessive capital investment by firms, deficient savings by households, and inflated stock prices, for example. Now geopolitical uncertainties (such as terrorist strikes, prolonged or spreading war, and disruption of oil supplies), as well as higher oil prices, have been added to the mix. These factors have taken a heavy toll on economic activity. Labor markets have softened, so many people have been out of work. Consumers have feared having less money, and have been spending less. Businesses, afraid that consumers won't buy their goods, have been wary of investing in new equipment and building up inventories. As a result, economic growth has been slow.

When the geopolitical uncertainties diminish, a major weight will likely be lifted from the economy. But that doesn't mean it will bounce back right away. The economy will still have to work off some of the excesses of the late-1990s boom, as described above. And this may restrain a recovery.

Despite these problems, the economy still has two major sources of support. One of them is policy stimulus, such as interest rates and tax cuts. If the economy's weakness persists much longer - and especially if it lingers after the geopolitical uncertainties diminish - the Federal Reserve Board will most likely make additional interest rate cuts. Plus, federal spending hikes and tax cuts are putting more money into the pockets of consumers. This is encouraging consumer spending, which is encouraging business investment.

Another source of support for the economy is strong productivity. Productivity is a measure of business output per person-hour worked. Growth in productivity means businesses produce more goods with the same amount of labor. And that means they can possibly afford to pay workers more or hire more people. And higher wages and better employment opportunities typically encourage people to spend more. This, in turn, encourages businesses to invest in capital, because they know that if they produce more, they will be rewarded by consumers buying their goods.

Economic Guideposts Data as of 3/31/03
[] 2 years ago [] 1 year ago [] 6 months ago [] Now
	Inflation Rate (a)	US Unemployment Rate (b)	Federal Funds Rate (c)	Industrial Production (d)	Growth Rate of Personal Income (e)
(a) The year-over-year percentage change in US consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
Source: Deutsche Asset Management, Inc.

We expect policy stimulus and strong productivity growth to persist. This - along with a decrease in geopolitical uncertainty and lower oil prices, should both occur - would enable the economy to claw its way back to average growth and above in late 2003 and 2004.

We believe equities will surely benefit if geopolitical uncertainty declines and economic activity accelerates, as we expect later this year. However, equities are still not cheap, even after the price declines of the past three years. As a result, we expect equity returns to beat Treasury returns by much less than in recent decades. (However, note that there is a greater level of risk associated with stocks. Unlike Treasuries, the investment return and principal value of stocks will fluctuate.)

Deutsche Asset Management, Inc.

The sources, opinions and forecasts expressed are those of the economic advisors of Deutsche Asset Management, Inc. as of April 7, 2003, and may not actually come to pass.

Portfolio Management Review

In the following interview, Portfolio Managers Audrey M. T. Jones, Doris R. Klug and Bob Grandhi discuss the three funds' strategies and the market environment during the six-month period ended March 31, 2003.

Q: How did Scudder Mid Cap, Scudder Small Cap and Scudder Micro Cap Fund perform in the first half of their fiscal years?

A: Scudder Micro Cap Fund outperformed its index benchmark and its peer group, while Scudder Small Cap Fund and Scudder Mid Cap Fund underperformed their respective index benchmarks and peer groups for the six months ended March 31, 2003. Scudder Micro Cap Fund's Class A shares produced a return of 1.56% and Scudder Small Cap Fund's Class A shares produced a return of -4.76% (both excluding sales charges) for the semiannual period, compared with 1.39% for the Russell 2000 Index. The Russell 2000 Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest companies out of the 3,000 largest US companies. Scudder Mid Cap Fund's Class A shares produced a return of -0.21% (excluding sales charges) for the semiannual period, compared with 1.14% for the S&P MidCap 400 Index. The S&P MidCap 400 Index tracks the stock movement of 400 midsized US companies. The Lipper Small-Cap Core Funds1 average returned -0.13% for the six-month period. The average fund in the Lipper Small-Cap Growth Funds2 category returned 0.64%, and the average fund in the Lipper Mid-Cap Growth Funds3 category returned 2.39% for the same time frame. (Please see the Performance Summary that begins on page 12 (Mid Cap), page 35 (Small Cap) and page 58 (Micro Cap) for standardized performance for all share classes.)

1 The Lipper Small-Cap Core Funds category is a group of funds that primarily invest in small companies of both growth and value orientations. It is not possible to invest directly in any index or category.
2 The Lipper Small-Cap Growth Funds category is a group of mutual funds that primarily invest in small-cap stocks with greater-than-average growth orientation compared with the overall market. It is not possible to invest directly in any index or category.
3 The Lipper Mid-Cap Growth Funds category is a group of mutual funds that primarily invest in mid-cap stocks with greater-than-average growth orientation compared with the overall market. It is not possible to invest directly in any index or category.

The funds' performances relative to their benchmarks was primarily due to mixed results from specific stock selection and sector positioning.

Q: What were the best and worst stock performers for each of the funds?

A: In Scudder Micro Cap Fund, the top securities by contribution during the semiannual period were primarily in the technology sector. These included Informatica, ANSYS, WebMethods, Applied Films, Group 1 Software and Avid Technology. Other top performers for the fund included Connetics and Advanced Neuromodulation Systems in health care and Newcastle Investment in real estate. Most of the fund's disappointments were in health care. These included Adolor, Cell Genesys, and Medical Staffing Network Holdings. Willbros Group in energy Hancock Fabrics and Tropical Sportswear International in consumer discretionary also detracted from fund performance.

Most of the top contributing stocks and bottom contributing stocks in Scudder Small Cap Fund for the first half of the fiscal year were in technology. Among the best performers in the sector were DSP Group, Borland Software, Integrated Circuit Systems, Silicon Laboratories, Applied Films and Documentum. In other sectors, Mid Atlantic Medical Services in health care and National-Oilwell in energy also boosted fund returns. On the other hand, the fund's bottom contributors from technology included Avocent, Cymer, and Titan. In health care, Province Healthcare, InterMune and Accredo Health each hampered fund performance.

In Scudder Mid Cap Fund, the top securities by contribution for the six months came from a wide variety of industries. Top performers included BJ Services and Smith International in energy; Jacobs Engineering Group in capital goods; Genzyme in health care; Linear Technology and Symantec in technology; Legg Mason in credit sensitive and Dean Foods in consumer. Most of the bottom securities by contribution were in health care and credit sensitive. These stocks were Hibernia, IDEC Pharmaceuticals, Cephalon, North Fork Bancorp. and Investment Technology Group. Another poor performer during the period was Pier 1 Imports.

Q: How were the funds positioned by sector, and what impact did this have on their results?

A: For the semiannual period, Scudder Micro Cap Fund's strong stock selection in technology, process industries, transportation and credit sensitive boosted relative performance the most. On the other hand, the fund's selection in consumer, health care and capital goods stocks detracted from performance. Its overweightings and underweightings across the sector spectrum had minimal impact on results during these six months.

Scudder Small Cap Fund was helped during the six months by strong stock selection and an overweighting in energy and by effective stock selection in technology and process industries. However, these positive contributions to performance were not enough to outweigh the negative contributions from an overweighting in technology, modest overweightings and poor stock selection in health care and consumer, and an underweighting and poor stock selection in credit sensitive.

Scudder Mid Cap Fund's strong stock selection in technology, energy and process industries added to performance, as did its overweightings in energy and health care. However, poor stock selection in health care and credit sensitive and overweightings in technology and process industries detracted from performance.

Q: What were the major factors affecting smaller-cap and mid-cap equities during the semiannual period?

A: For the first time since 1999, the smaller-cap equity market, as measured by the Russell 2000 Index, underperformed its large-cap brethren, as measured by the S&P 500 index, for the six months ended March 31, 2003.4 Mid-cap stocks, as measured by the S&P MidCap 400 Index, also underperformed large-cap stocks for the semiannual period. Still, for the six-month period, US equities across all capitalizations produced positive returns. Within the period, the smaller-cap and mid-cap equity markets, like the broader equity markets, saw divergent performance.

4 The S&P 500 index is an unmanaged index, widely regarded as representative of the equity market in general. Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees or expenses. You cannot invest directly in the index.

After bottoming in early October, US equities rebounded sharply in the fourth calendar quarter, with the Russell 2000 Index up 6.16% and the S&P MidCap 400 Index up 5.83%. During October, despite economic indicators that showed dropping retail sales, declining manufacturing activity and a contracting labor market, the US equity markets responded with their best-performing month since March 2000. Within the small-cap and mid-cap market segments, growth stocks and riskier sectors returned to favor, as investors focused primarily on technology and telecommunications securities. In November, the Federal Reserve Board reduced the targeted federal funds rate by 50 basis points to a new record of 1.25% in an effort to jump-start an economy that it thought may be decelerating. However, in a move probably meant to quell overreaction to this interest rate cut and to boost confidence about a potential economic recovery, the Federal Reserve Board also shifted from a loosening to a neutral stance. Also boosting the powerful equity rally during these weeks was the release of more tentatively positive economic data. For example, transportation and nondefense capital goods orders increased. Third-quarter gross domestic product was revised upward to a stronger-than-expected 4.0%. Consumer confidence rebounded after five months of decline. Even more positive was the fact that business spending for equipment and software increased a strong 6.6% for the month, while consumers continued to take advantage of low interest rates to purchase and refinance homes. As in the prior month, the technology and telecommunications sectors led the equity market advance in November. During December, concerns over a possible conflict with Iraq and rising tensions between North Korea and the US adversely affected investor and consumer confidence, detracting from equity market performance. Economic data remained generally positive, but the equity markets declined during the month, primarily as a result of the technology sector giving back some of its prior two months' gains.

For the first calendar quarter of 2003, US equities across all market capitalizations declined, with the Russell 2000 Index down 4.49% and the S&P MidCap 400 Index down 4.44%. Small-cap and mid-cap stocks, with their comparatively lesser liquidity vs. large-cap stocks, were particularly hard hit during the quarter, as the looming war with Iraq led investors to pull money out of the equity markets and shift to more defensive instruments. Atypically in a declining equity environment, growth stocks outperformed value stocks across the broad equity market. During January, the economy took a backseat in investors' minds as the nation's attention was focused on the geopolitical tensions with Iraq and North Korea. In fact, at its January meeting, the Federal Reserve Board indicated that with the prospect of military conflict, monetary policy would have limited impact as an economic stimulus. Added to the geopolitical concerns in February was the impact of rising oil prices, falling consumer spending, and declining consumer and investor sentiment. US manufacturing contracted in March after four months of expansion, primarily due to higher oil prices and uncertainty regarding near-term consumer spending. Equity markets initially responded favorably to the actual confrontation of coalition troops with the Iraqi military in March but paused later in the month as expectations of a swift resolution to the war declined.

Q: What investment strategies do you intend to pursue in the funds?

A: We continue to seek to invest in fundamentally sound companies with strong balance sheets.

Despite the recent and anticipated high volatility in the stock market, we remain disciplined in our investment process. Our investment strategy continues to:

• focus on smaller-cap and mid-cap companies with above-average growth prospects selling at reasonable valuations with the potential to be the blue chips of the future

• focus on individual stock selection with the goal of providing value-added performance relative to the universe of smaller and mid-cap US companies

• use extensive and intensive fundamental research to identify companies with innovation, leading or dominant positions in their niche markets, a high rate of return on invested capital and the ability to finance a major part of growth from internal sources

• strictly adhere to our sell discipline to reduce exposure to stocks with diminished appreciation potential

• seek to use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness

It is also important to remember that investors should take a long-term view when investing in these segments of the market, as returns can be volatile in the short term. We will continue to monitor economic conditions and their effects on financial markets as we seek capital growth over the long term.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Performance Summary March 31, 2003

Scudder Mid Cap Fund

Average Annual Total Returns* (Unadjusted for Sales Charge)

Scudder Mid Cap Fund	6-Month**	1-Year	3-Year	5-Year	10-Year
Class A(a)	-.21%	-24.23%	-19.05%	.32%	9.00%
Class B(a)	-.65%	-24.90%	-19.82%	-.65%	7.93%
Class C(a)	-.65%	-24.90%	-19.82%	-.65%	7.93%
Investment Class+	-.21%	-24.23%	-19.05%	.32%	9.00%
S&P MidCap 400 Index++	1.14%	-23.45%	-5.39%	3.27%	11.09%

Scudder Mid Cap Fund	6-Month**	1-Year	3-Year	5-Year	Life of Class***
Institutional Class(d)+	-.11%	-23.98%	-18.62%	.48%	7.77%
S&P MidCap 400 Index++	1.14%	-23.45%	-5.39%	3.27%	10.93%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

** Total returns shown for periods less than one year are not annualized.
+ Investment Class and Institutional Class shares are not subject to sales charges.
Net Asset Value
	Class A	Class B	Class C	Investment Class	Institutional Class
Net Asset Value: 3/31/03	$ 9.29	$ 9.23	$ 9.23	$ 9.29	$ 9.35
9/30/02	$ 9.31	$ 9.29	$ 9.29	$ 9.31	$ 9.36

Investment Class Lipper Rankings* - Mid-Cap Growth Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	134	of	499	27
3-Year	96	of	350	28
5-Year	40	of	221	19
10-Year	16	of	70	23

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Scudder Mid Cap Fund

Growth of an Assumed $10,000 Investment*(b) (Adjusted for Sales Charge)
[] Scudder Mid Cap Fund - Class A(c) [] S&P MidCap 400 Index++

Yearly periods ended March 31

Comparative Results* (Adjusted for Sales Charge)
Scudder Mid Cap Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$7,142	$5,000	$9,579	$22,312
	Average annual total return	-28.58%	-20.63%	-.86%	8.36%
Class B(c)	Growth of $10,000	$7,208	$5,001	$9,610	$21,442
	Average annual total return	-27.92%	-20.63%	-.79%	7.93%
Class C(c)	Growth of $10,000	$7,359	$5,051	$9,513	$21,227
	Average annual total return	-26.41%	-20.36%	-.99%	7.82%
S&P MidCap 400 Index++	Growth of $10,000	$7,655	$8,467	$11,745	$28,634
	Average annual total return	-23.45%	-5.39%	3.27%	11.09%

The growth of $10,000 is cumulative.

Scudder Mid Cap Fund

Growth of an Assumed $10,000 Investment*
[] Scudder Mid Cap Fund - Investment Class [] S&P MidCap 400 Index++

Yearly periods ended March 31

Comparative Results*
Scudder Mid Cap Fund		1-Year	3-Year	5-Year	10-Year	Life of Class***
Investment Class	Growth of $10,000	$7,577	$5,305	$10,163	$23,674	-
	Average annual total return	-24.23%	-19.05%	.32%	9.00%	-
Institutional Class(d)	Growth of $250,000	$190,050	$134,750	$256,050	-	$507,375
	Average annual total return	-23.98%	-18.62%	.48%	-	7.77%
S&P MidCap 400 Index++	Growth of $10,000	$7,655	$8,467	$11,745	$28,634	-
	Average annual total return	-23.45%	-5.39%	3.27%	11.09%	-

The growth of $10,000/$250,000 is cumulative.

The minimum investment for Institutional Class shares is $250,000.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
*** Institutional Class commenced operations on October 12, 1993. Index returns begin October 31, 1993.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002 are derived from the historical performance of Investment Class shares of the Scudder Mid Cap Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002 are derived from the historical performance of Investment Class shares of the Scudder Mid Cap Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1.00%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
d At the close of business on August 31, 2000, shares of Equity Appreciation - Institutional Class merged into Institutional Class shares of Mid Cap Fund. Equity Appreciation - Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation - Institutional Class shares' actual returns from its inception on October 12, 1993. Performance for periods after August 31, 2000 reflect the performance of the Mid Cap Fund - Institutional Class.
++ S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summary March 31, 2003

Scudder Mid Cap Fund

Asset Allocation	3/31/03	9/30/02

Common Stocks	92%	98%
Cash Equivalents, net	8%	2%
	100%*	100%

* Asset allocation includes in-kind subscription as of March 28, 2003 (see Note F).
Sector Diversification (Excludes Cash Equivalents)	3/31/03	9/30/02

Information Technology	22%	11%
Health Care	20%	13%
Industrials	17%	20%
Financials	11%	17%
Energy	9%	8%
Materials	8%	11%
Consumer Staples	8%	9%
Consumer Discretionary	5%	11%
	100%	100%

Ten Largest Equity Holdings at March 31, 2003 (34.0% of Portfolio)
1. BJ Services Co. Provider of pressure pumping and other oilfield services for the petroleum industry	4.2%
2. Packaging Corp. of America Manufacturer of container board and corrugated packaging products	3.8%
3. Celgene Corp. Producer of pharmaceuticals	3.6%
4. Genzyme Corp. Operator of diversified, integrated human health care company	3.4%
5. Dean Foods Co. Provider of dairy and specialty food products	3.4%
6. Symantec Corp. Producer of software products	3.4%
7. Southwest Airlines Co. Provider of airline services	3.2%
8. Affiliated Computer Services., Inc. Provider of information technology services and electronic funds transfer	3.1%
9. Swift Transportation Co., Inc. Provider of truckload carrier services	3.0%
10. Legg Mason, Inc. Provider of various financial services	2.9%

Asset allocation, sector diversification and portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of March 31, 2003 (Unaudited)

Scudder Mid Cap Fund	Shares	Value ($)

Common Stocks 91.5%
Consumer Discretionary 4.6%
Hotel Restaurants & Leisure 1.7%
The Cheesecake Factory, Inc.*	214,400	6,918,688
Household Durables 1.9%
Leggett & Platt, Inc.	415,300	7,591,684
Specialty Retail 1.0%
Pier 1 Imports, Inc.	250,800	3,977,688
Consumer Staples 7.3%
Beverages 2.0%
Constellation Brands, Inc. "A"*	351,400	7,976,780
Food & Drug Retailing 2.0%
Performance Food Group Co.*	263,700	8,085,042
Food Products 3.3%
Dean Foods Co.*	312,900	13,426,539
Energy 8.4%
Energy Equipment & Services
BJ Services Co.*	481,000	16,541,590
National-Oilwell, Inc.*	333,400	7,464,826
Smith International, Inc.*	277,900	9,790,417
		33,796,833
Financials 9.7%
Banks 3.9%
Investors Financial Services Corp.	320,800	7,805,064
North Fork Bancorp., Inc.	266,500	7,848,425
		15,653,489
Diversified Financials 5.8%
Investment Technology Group, Inc.*	286,400	4,001,008
Labranche & Co., Inc.	433,500	7,967,730
Legg Mason, Inc.	231,100	11,263,814
		23,232,552
Health Care 18.6%
Biotechnology 13.0%
Celgene Corp.*	536,200	13,984,096
Cephalon, Inc.*	145,300	5,803,282
Genzyme Corp. (General Division)*	369,200	13,457,340
IDEC Pharmaceuticals Corp.*	253,900	8,688,458
MedImmune, Inc.*	311,900	10,239,677
		52,172,853
Health Care Equipment & Supplies 3.8%
DENTSPLY International, Inc.	239,600	8,335,684
Edwards Lifesciences Corp.*	247,500	6,781,500
		15,117,184
Health Care Providers & Services 1.8%
Coventry Health Care, Inc.*	219,100	7,208,390
Industrials 15.0%
Aerospace & Defense 2.5%
Alliant Techsystems, Inc.*	80,300	4,337,003
Rockwell Collins, Inc.*	315,200	5,790,224
		10,127,227
Airlines 3.1%
Southwest Airlines Co.	880,100	12,638,236
Commercial Services & Supplies 4.2%
ABM Industries, Inc.*	430,800	5,660,712
Corinthian Colleges, Inc.*	103,700	4,096,150
Hewitt Associates, Inc. "A"*	248,000	7,291,200
		17,048,062
Construction & Engineering 2.3%
Jacobs Engineering Group, Inc.*	225,100	9,456,451
Road & Rail 2.9%
Swift Transportation Co., Inc.*	735,900	11,774,400
Information Technology 20.3%
IT Consulting & Services 3.0%
Affiliated Computer Services, Inc. "A"*	277,300	12,273,298
Semiconductor Equipment & Products 9.1%
Linear Technology Corp.	303,400	9,365,958
Microchip Technology, Inc.	382,000	7,601,800
Novellus Systems, Inc.*	369,000	10,062,630
QLogic Corp.*	259,700	9,645,258
		36,675,646
Software 8.2%
Mercury Interactive Corp.*	371,800	11,035,024
Symantec Corp.*	339,800	13,313,364
The Reynolds and Reynolds Co. "A"	340,200	8,607,060
		32,955,448
Materials 7.6%
Containers & Packaging 3.7%
Packaging Corp. of America*	827,400	14,901,474
Metals & Mining 3.9%
Nucor Corp.	205,100	7,828,667
Peabody Energy Corp.	286,000	7,976,540
		15,805,207
Total Common Stocks (Cost $375,716,350)		368,813,171

Cash Equivalents 5.9%
Cash Management Fund Institutional, 1.13% (b) (Cost $23,652,830)	23,652,830	23,652,830

	% of Net Assets	Value ($)

Total Portfolio (Cost $399,369,180) (a)	97.4	392,466,001
Other Assets and Liabilities, Net	2.6	10,293,312
Net Assets	100.0	402,759,313

* Non-income producing security.
(a) The cost for federal income tax purposes was $399,540,422. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $7,074,421. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,896,977 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,971,398.
(b) Cash Management Fund Institutional, an affiliate, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Scudder Mid Cap Fund

Statements of Assets and Liabilities as of March 31, 2003 (Unaudited)
Assets
Investments in securities, at value* (cost $399,369,180)	$ 392,466,001
Receivable for investment sold	935,898
Dividends receivable	178,074
Receivable for Fund shares sold	15,787,907
Other assets	38,652
Total assets	409,406,532
Liabilities
Due to custodian bank	5,793,405
Payable for Fund shares redeemed	457,703
Accrued advisory fee	200,622
Other accrued expenses and payables	195,489
Total liabilities	6,647,219
Net assets, at value	$ 402,759,313
Net Assets
Net assets consist of: Accumulated net investment loss	(580,885)
Net unrealized appreciation (depreciation) on investments	(6,903,179)
Accumulated net realized gain (loss)	(115,196,720)
Paid-in capital	525,440,097
Net assets, at value	$ 402,759,313

* Includes investment in affiliated Investment Company of $23,652,830.

The accompanying notes are an integral part of the financial statements.

Scudder Mid Cap Fund

Statements of Assets and Liabilities as of March 31, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($119,729,878 / 12,894,018 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 9.29
Maximum offering price per share (100 / 94.25 of $9.29)	$ 9.86
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,622,469 / 284,028 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 9.23
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($1,238,583 / 134,174 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 9.23
Maximum offering price per share (100 / 99.00 of $9.23)	$ 9.32
Investment Class Net Asset Value, offering and redemption price per share ($29,076,229 / 3,130,942 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 9.29
Institutional Class Net Asset Value, offering and redemption price per share ($250,092,154 / 26,755,176 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 9.35

The accompanying notes are an integral part of the financial statements.

Scudder Mid Cap Fund

Statement of Operations for the six months ended March 31, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 791,630
Interest	170,175
Total Income	961,805
Expenses: Investment advisory fee	884,187
Administrator service fee	593,840
Distribution and shareholder servicing fees	112,506
Auditing	14,683
Legal	4,812
Trustees' fees and expenses	4,895
Reports to shareholders	14,441
Registration fees	28,914
Other	4,450
Total expenses, before expense reductions	1,662,728
Expense reductions	(120,038)
Total expenses, after expense reductions	1,542,690
Net investment income (loss)	(580,885)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(20,007,859)
Net unrealized appreciation (depreciation) during the period on investments	8,306,354
Net gain (loss) on investment transactions	(11,701,505)
Net increase (decrease) in net assets resulting from operations	$ (12,282,390)

The accompanying notes are an integral part of the financial statements.

Scudder Mid Cap Fund

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002(a)
Operations: Net investment income (loss)	$ (580,885)	$ (897,136)
Net realized gain (loss) on investment transactions	(20,007,859)	(24,871,595)
Net unrealized appreciation (depreciation) on investment transactions during the period	8,306,354	2,831,687
Net increase (decrease) in net assets resulting from operations	(12,282,390)	(22,937,044)
Fund share transactions: Proceeds from shares sold	156,449,215	69,734,491
In-kind subscription	103,862,346	-
Cost of shares redeemed	(39,272,521)	(120,143,004)
Net increase (decrease) in net assets from Fund share transactions	221,039,040	(50,408,513)
Increase (decrease) in net assets	208,756,650	(73,345,557)
Net assets at beginning of period	194,002,663	267,348,220
Net assets at end of period (including accumulated net investment loss of $580,885 at March 31, 2003)	$ 402,759,313	$ 194,002,663

a On March 28, 2002, the Capital Appreciation Portfolio closed. The Statement of Changes in Net Assets includes the Fund's information as a stand-alone and feeder fund for the respective period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Mid Cap Fund

Class A
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.31	$ 11.49
Income (loss) from investment operations: Net investment income (loss)[c]	(.03)	(.01)
Net realized and unrealized gain (loss) on investment transactions	.01	(2.17)
Total from investment operations	(.02)	(2.18)
Net asset value, end of period	$ 9.29	$ 9.31
Total Return (%)[d]	(.21)**	(18.97)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120.6
Ratio of expenses before expense reductions (%)	1.33*	1.48*
Ratio of expenses after expense reductions (%)	1.25*	1.25*
Ratio of net investment income (loss) (%)	(.56)*	(.63)*
Portfolio turnover rate (%)	91*	120[e]
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class A shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
[e] On March 28, 2002, the Capital Appreciation Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Mid Cap Fund as a stand-alone fund in addition to the Capital Appreciation Portfolio.
* Annualized
** Not annualized

Scudder Mid Cap Fund

Class B
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.29	$ 11.49
Income (loss) from investment operations: Net investment income (loss)[c]	(.06)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.00***	(2.17)
Total from investment operations	(.06)	(2.20)
Net asset value, end of period	$ 9.23	$ 9.29
Total Return (%)[d]	(.65)**	(19.15)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3.3
Ratio of expenses before expense reductions (%)	2.08*	2.22*
Ratio of expenses after expense reductions (%)	2.00*	2.00*
Ratio of net investment income (loss) (%)	(1.31)*	(1.38)*
Portfolio turnover rate (%)	91*	120[e]
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class B shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
[e] On March 28, 2002, the Capital Appreciation Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Mid Cap Fund as a stand-alone fund in addition to the Capital Appreciation Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005

Scudder Mid Cap Fund

Class C
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.29	$ 11.49
Income (loss) from investment operations: Net investment income (loss)[c]	(.06)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.00***	(2.17)
Total from investment operations	(.06)	(2.20)
Net asset value, end of period	$ 9.23	$ 9.29
Total Return (%)[d]	(.65)**	(19.15)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.1
Ratio of expenses before expense reductions (%)	2.08*	2.20*
Ratio of expenses after expense reductions (%)	2.00*	2.00*
Ratio of net investment income (loss) (%)	(1.31)*	(1.38)*
Portfolio turnover rate (%)	91*	120[e]
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class C shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
[e] On March 28, 2002, the Capital Appreciation Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Mid Cap Fund as a stand-alone fund in addition to the Capital Appreciation Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005

Scudder Mid Cap Fund

Investment Class
Years Ended September 30,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 9.31	$ 10.66	$ 17.57	$ 14.77	$ 11.38	$ 15.72
Income (loss) from investment operations:
Net investment income (loss)	(.02)[b]	(.06)[b]	(.03)	(.06)	(.07)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.00***	(1.29)	(6.41)	6.79	4.99	(1.58)
Total from investment operations	(.02)	(1.35)	(6.44)	6.73	4.92	(1.70)
Less distributions from: Net realized gains on investment transactions	-	-	(.47)	(3.93)	(1.53)	(2.64)
Net asset value, end of period	$ 9.29	$ 9.31	$ 10.66	$ 17.57	$ 14.77	$ 11.38
Total Return (%)[c]	(.21)**	(12.66)	(37.26)	53.65	47.05	(11.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	29	36	48	29	25
Ratio of expenses before expense reductions (%)	1.33*	1.39[d]	1.43[d]	1.70[d]	1.88[d]	1.64[d]
Ratio of expenses after expense reductions (%)	1.25*	1.25[d]	1.25[d]	1.25[d]	1.25[d]	1.25[d]
Ratio of net investment income (loss) (%)	(.56)*	(.55)	(.21)	(.40)	(.58)	(.70)
Portfolio turnover rate (%)	91*	120[e]	251	146	155	145
[a] For the six months ended March 31, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The expense ratio of the Capital Appreciation Portfolio is included in this ratio.
[e] On March 28, 2002, the Capital Appreciation Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Mid Cap Fund as a stand-alone fund in addition to the Capital Appreciation Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005

Scudder Mid Cap Fund

Institutional Class
Years Ended September 30,	2003[a]	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.36	$ 10.69	$ 17.57	$ 18.60
Income (loss) from investment operations: Net investment income (loss)	(.01)[c]	(.04)[c]	.01	(.00)[d]
Net realized and unrealized gain (loss) on investment transactions	.00[d]	(1.29)	(6.42)	(1.03)
Total from investment operations	(.01)	(1.33)	(6.41)	(1.03)
Less distributions from: Net realized gains on investment transactions	-	-	(.47)	-
Net asset value, end of period	$ 9.35	$ 9.36	$ 10.69	$ 17.57
Total Return (%)[e]	(.11)**	(12.44)	(37.15)	55.50f**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	250	164	231	414
Ratio of expenses before expense reductions (%)	1.08*	1.14[g]	1.18[g]	1.45g*
Ratio of expenses after expense reductions (%)	1.00*	1.00[g]	1.00[g]	1.00g*
Ratio of net investment income (loss) (%)	(.31)*	(.30)	.04	(.17)*
Portfolio turnover rate (%)	91*	120[h]	251	146
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period August 31, 2000 (commencement of sales of Institutional Class shares) to September 30, 2000.
[c] Based on average shares outstanding during the period.
[d] Amount is less than $.005.
[e] Total return would have been lower had certain expenses not been reduced.
[f] At the close of business on August 31, 2000, shares of Equity Appreciation - Institutional Class merged into Institutional Class shares of Mid Cap. Equity Appreciation - Institutional Class was managed by the same investment management team with the same objectives, policies and strategies as Mid Cap. The performance shown reflects Equity Appreciation - Institutional Class shares' actual returns from its inception on October 12, 1993. Performance for periods after August 31, 2000 reflect the performance of the Mid Cap Fund - Institutional Class.
[g] The expense ratio of the Capital Appreciation Portfolio is included in this ratio.
[h] On March 28, 2002, the Capital Appreciation Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Mid Cap Fund as a stand-alone fund in addition to the Capital Appreciation Portfolio.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Scudder Mid Cap Fund

A. Significant Accounting Policies

Mid Cap Fund ("Scudder Mid Cap Fund" or the "Fund") is a diversified series of BT Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrator fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2002 the Fund had a net tax basis capital loss carryforward of approximately $70,848,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2009 ($16,640,00) and September 30, 2010 ($54,208,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2001 through September 30, 2002, the Fund incurred approximately $23,981,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At September 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (70,848,000)
Net unrealized appreciation (depreciation) on investments	$ (15,569,117)

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $307,870,804 and $118,121,652, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. Investment Company Capital Corporation ("ICCC" or the "Administrator"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.65% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Fund waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

For the six months ended March 31, 2003, the Advisor and Administrator have contractually agreed to waive their fees or reimburse expenses to the extent necessary to maintain the annualized expenses of the classes of the Fund as follows:

Class A	1.25%
Class B	2.00%
Class C	2.00%
Investment Class	1.25%
Institutional Class	1.00%

Accordingly, for the six months ended March 31, 2003, the Advisor waived a portion of its fee pursuant to the an Expense Limitation Agreement aggregating $120,038 and the amount imposed aggregated $764,149 which was equivalent to an annualized effective rate of 0.55% of the Fund's average daily net assets.

Administrator. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.65% of the average daily net assets for the Investment Class and 0.40% of average daily net assets for Class A, B, C and Institutional shares for the Fund, computed and accrued daily and payable monthly. For the six months ended March 31, 2003, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at March 31, 2003
Class A	$ 164,736	$ 40,346
Class B	2,776	840
Class C	1,042	354
Investment Class	94,924	15,093
Institutional Class	330,362	55,852
	$ 593,840	$ 112,485

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2003
Class A	$ 102,960	$ 25,218
Class B	5,206	1,581
Class C	1,954	670
	$ 110,120	$ 27,469

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B and C shareholders at an annual rate of 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2003, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at March 31, 2003	Effective Rate
Class B	$ 1,735	$ 527.25%
Class C	651	223.25%
	$ 2,386	$ 750

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended March 31, 2003 aggregated $3,347 and $54, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2003, there was no CDSC.

Other. The Fund may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Fund for the six months ended March 31, 2003, totaled $170,175.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent. During the period the Fund had no borrowings on the line of credit.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2003		Year Ended September 30, 2002*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	13,307,426	$ 134,265,418	69,836	$ 695,167
Class B	272,419	2,623,139	28,140	279,519
Class C	129,322	1,220,409	10,305	103,507
Investment Class	600,906	5,735,927	1,607,119	18,568,851
Institutional Class	2,191,923	21,205,222	4,380,586	50,087,447
		$ 165,050,115		$ 69,734,491
In-kind subscription
Institutional Class	10,048,676	$ 95,261,446	-	-
		$ 95,261,446		-
Shares redeemed
Class A	(478,138)	$ (4,569,793)	(5,106)	$ (51,176)
Class B	(16,531)	(160,364)	-	-
Class C	(5,453)	(51,385)	-	-
Investment Class	(595,727)	(5,696,700)	(1,852,563)	(21,525,713)
Institutional Class	(2,996,652)	(28,794,279)	(8,510,615)	(98,566,115)
		$ (39,272,521)		$ (120,143,004)
Net increase (decrease)
Class A	12,829,288	$ 129,695,625	64,730	$ 643,991
Class B	255,888	2,462,775	28,140	279,519
Class C	123,869	1,169,024	10,305	103,507
Investment Class	5,179	39,227	(245,444)	(2,956,862)
Institutional Class	9,243,947	87,672,389	(4,130,029)	(48,478,668)
		$ 221,039,040		$ (50,408,513)

* For Class A, B and C shares for the period June 28, 2002 (commencement of sales), to September 30, 2002.

F. In-Kind Subscription

As part of Deutsche Bank's effort to consolidate various legacy retirement plans, Deutsche Bank implemented a program to transfer various plan assets as a means to streamline the number of investment options offered to employee plan participants. As part of the consolidation program, on March 28, 2003 the Scudder Mid Cap Fund accepted securities and cash in payment for fund shares (received an in-kind subscription) from the BT Partnershare retirement plan in accordance with the Fund's purchase in-kind procedures. The transaction represented a percentage of the Fund's net assets at March 31, 2002 as follows:

	Purchase Amount	% of Net Assets
Mid Cap Fund	$ 103,862,346	37

G. Subsequent Event

Effective April 25, 2003, State Street Bank and Trust Company ("State Street") is the Mid Cap Fund's custodian. Prior to April 25, 2003, Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of the Fund's Advisor and Administrator, served as custodian for the Fund.

Performance Summary March 31, 2003

Scudder Small Cap Fund

Average Annual Total Returns* (Unadjusted for Sales Charge)

Scudder Small Cap Fund	6-Month**	1-Year	3-Year	5-Year	Life of Fund***
Class A(a)	-4.76%	-29.16%	-16.27%	-1.03%	10.47%
Class B(a)	-5.14%	-29.70%	-16.89%	-1.78%	9.64%
Class C(a)	-5.14%	-29.70%	-16.89%	-1.78%	9.64%
Investment Class+	-4.71%	-29.16%	-16.27%	-1.03%	10.48%
Russell 2000 Index++	1.39%	-26.96%	-11.00%	-4.12%	5.14%
Russell 2000 Growth Index+++	3.34%	-31.63%	-24.41%	-9.38%	.98%

Source: Lipper Inc. and Deutsche Asset Management, Inc.

** Total returns shown for periods less than one year are not annualized.
+ Investment Class shares are not subject to sales charges.
Net Asset Value
	Class A	Class B	Class C	Investment Class
Net Asset Value: 3/31/03	$ 15.79	$ 15.70	$ 15.70	$ 15.79
9/30/02	$ 16.58	$ 16.55	$ 16.55	$ 16.57

Investment Class Lipper Rankings* - Small-Cap Growth Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	165	of	441	38
3-Year	69	of	317	22
5-Year	53	of	226	23

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Scudder Small Cap Fund

Growth of an Assumed $10,000 Investment*(b) (Adjusted for Sales Charge)
[] Scudder Small Cap Fund - Class A(c) [] Russell 2000 Index++ [] Russell 2000 Growth Index+++

Yearly periods ended March 31

Comparative Results* (Adjusted for Sales Charge)
Scudder Small Cap Fund		1-Year	3-Year	5-Year	Life of Class***
Class A(c)	Growth of $10,000	$6,677	$5,533	$8,948	$24,147
	Average annual total return	-33.23%	-17.90%	-2.20%	9.78%
Class B(c)	Growth of $10,000	$6,748	$5,576	$9,066	$23,856
	Average annual total return	-32.52%	-17.69%	-1.94%	9.64%
Class C(c)	Growth of $10,000	$6,890	$5,628	$8,975	$23,617
	Average annual total return	-31.10%	-17.44%	-2.14%	9.52%
Russell 2000 Index++	Growth of $10,000	$7,304	$7,049	$8,104	$16,037
	Average annual total return	-26.96%	-11.00%	-4.12%	5.14%
Russell 2000 Growth Index+++	Growth of $10,000	$6,837	$4,319	$6,111	$10,958
	Average annual total return	-31.63%	-24.41%	-9.38%	.98%

The growth of $10,000 is cumulative.

Scudder Small Cap Fund

Growth of an Assumed $10,000 Investment*
[] Scudder Small Cap Fund - Investment Class [] Russell 2000 Index++ [] Russell 2000 Growth Index+++

Yearly periods ended March 31

Comparative Results*
Scudder Small Cap Fund		1-Year	3-Year	5-Year	Life of Class***
Investment Class	Growth of $10,000	$7,084	$5,871	$9,494	$25,620
	Average annual total return	-29.16%	-16.27%	-1.03%	10.48%
Russell 2000 Index++	Growth of $10,000	$7,304	$7,049	$8,104	$16,037
	Average annual total return	-26.96%	-11.00%	-4.12%	5.14%
Russell 2000 Growth Index+++	Growth of $10,000	$6,837	$4,319	$6,111	$10,958
	Average annual total return	-31.63%	-24.41%	-9.38%	.98%

The growth of $10,000 is cumulative.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
*** The Fund commenced operations on October 21, 1993. Index returns begin October 31, 1993.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002 are derived from the historical performance of Investment Class shares of the Scudder Small Cap Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002 are derived from the historical performance of Investment Class shares of the Scudder Small Cap Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1.00%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
++ Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
+++ Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summary March 31, 2003

Scudder Small Cap Fund

Asset Allocation	3/31/03	9/30/02

Common Stocks	81%	99%
Cash Equivalents, net	19%	1%
	100%*	100%

* Asset allocation includes in-kind subscription as of March 28, 2003 (see Note F).
Sector Diversification	3/31/03	9/30/02

Information Technology	28%	14%
Industrials	19%	22%
Health Care	11%	14%
Financials	11%	10%
Consumer Discretionary	9%	13%
Energy	8%	8%
Materials	8%	10%
Consumer Staples	4%	6%
Utilities	2%	3%
	100%	100%

Ten Largest Equity Holdings at March 31, 2003 (26.2% of Portfolio)
1. LNR Property Corp. Developer, acquirer and manager of real estate properties and loans	3.1%
2. DSP Group, Inc. Developer of digital signal processing solutions for telecommunications and computers	2.9%
3. Silicon Laboratories, Inc. Designer and developer of analog-intensive mixed signal integrated circuits	2.8%
4. Edwards Lifesciences Corp. Designer, developer and manufacturer of medical products and services	2.8%
5. Packaging Corp. of America Manufacturer of container board and corrugated packaging products	2.7%
6. Documentum Inc. Developer of software products	2.5%
7. Fairchild Semiconductor Corp. Designer, developer and marketer of semiconductors	2.4%
8. Swift Transportation Co., Inc. Provider of truckload carrier services	2.4%
9. FMC Technologies, Inc. Manufacturer of oil and gas field machinery	2.3%
10. Philadelphia Suburban Corp. Provider of water to residential and commercial customers	2.3%

Asset allocation, sector diversification and portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 40. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of March 31, 2003 (Unaudited)

Scudder Small Cap Fund	Shares	Value ($)

Common Stocks 81.1%
Consumer Discretionary 7.0%
Hotel Restaurants & Leisure 1.0%
The Cheesecake Factory, Inc.*	73,400	2,368,618
Household Durables 1.9%
Furniture Brands International, Inc.*	245,900	4,809,804
Multiline Retail 1.1%
Tuesday Morning Corp.*	133,900	2,635,152
Specialty Retail 1.9%
Genesco, Inc.*	163,000	2,317,860
Jo-Ann Stores, Inc. "A"*	115,800	2,316,000
		4,633,860
Textiles, Apparel & Luxury Goods 1.1%
Gildan Activewear, Inc.*	108,800	2,705,856
Consumer Staples 3.4%
Beverages 1.6%
Constellation Brands, Inc. "A"*	172,100	3,906,670
Food & Drug Retailing 1.8%
Performance Food Group Co.*	143,900	4,411,974
Energy 6.3%
Energy Equipment & Services 4.8%
FMC Technologies, Inc.*	260,500	5,001,600
National-Oilwell, Inc.*	185,900	4,162,301
Unit Corp.*	134,500	2,729,005
		11,892,906
Oil & Gas 1.5%
Tom Brown, Inc.*	150,200	3,634,840
Financials 9.1%
Banks 1.0%
First Niagara Financial Group	219,600	2,580,520
Diversified Financials 4.4%
Affiliated Managers Group, Inc.*	103,800	4,314,966
Investment Technology Group, Inc.*	165,400	2,310,638
Labranche & Co., Inc.*	234,400	4,308,272
		10,933,876
Insurance 1.0%
Platinum Underwriters Holdings Ltd.	94,900	2,405,715
Real Estate 2.7%
LNR Property Corp. (REIT)	199,700	6,729,890
Health Care 9.3%
Biotechnology 2.8%
Neurocrine Biosciences, Inc.*	79,500	3,311,970
Trimeris, Inc.*	85,700	3,525,698
		6,837,668
Health Care Equipment & Supplies 2.4%
Edwards Lifesciences Corp.*	221,900	6,080,060
Health Care Providers & Services 3.0%
Accredo Health, Inc.*	155,150	3,776,196
Mid Atlantic Medical Services, Inc.*	88,600	3,592,730
		7,368,926
Pharmaceuticals 1.1%
InterMune, Inc.*	126,700	2,706,312
Industrials 15.1%
Aerospace & Defense 1.2%
Mercury Computer Systems, Inc.*	107,900	2,934,880
Airlines 2.3%
JetBlue Airways Corp.*	107,150	2,969,127
SkyWest, Inc.	261,200	2,698,196
		5,667,323
Commercial Services & Supplies 3.0%
ABM Industries, Inc.	317,200	4,168,008
ITT Educational Services, Inc.*	120,800	3,382,400
		7,550,408
Construction & Engineering 1.7%
Insituform Technologies, Inc.*	316,300	4,254,235
Machinery 1.2%
Joy Global, Inc.*	285,800	3,095,214
Road & Rail 5.7%
Heartland Express, Inc.*	232,021	4,450,163
Swift Transportation Co., Inc.*	321,400	5,142,400
USFreightways Corp.	178,300	4,512,773
		14,105,336
Information Technology 22.7%
Communications Equipment 1.7%
Avocent Corp.*	180,700	4,217,538
Computers & Peripherals 1.0%
Applied Films Corp.*	152,000	2,454,648
IT Consulting & Services 3.2%
CACI International, Inc. "A"*	139,900	4,667,064
Titan Corp.*	454,300	3,384,535
		8,051,599
Semiconductor Equipment & Products 13.0%
Cymer, Inc.*	164,400	3,891,348
DSP Group, Inc.*	343,100	6,220,403
Fairchild Semiconductor Corp.*	504,700	5,279,162
Integrated Circuit Systems*	226,600	4,917,220
Silicon Laboratories, Inc.*	233,400	6,103,410
Skyworks Solutions, Inc.*	466,600	2,906,918
Zoran Corp.*	240,650	3,106,792
		32,425,253
Software 3.8%
Borland Software Corp.*	438,900	4,037,880
Documentum, Inc.*	413,800	5,429,056
		9,466,936
Materials 6.2%
Containers & Packaging 2.3%
Packaging Corp. of America*	323,600	5,828,036
Metals & Mining 2.8%
Peabody Energy Corp.	173,600	4,841,704
Steel Dynamics, Inc.*	185,100	2,167,521
		7,009,225
Paper & Forest Products 1.1%
Bowater, Inc.	70,700	2,626,505
Utilities 2.0%
Water Utilities
Philadelphia Suburban Corp.	227,675	4,997,474
Total Common Stocks (Cost $224,099,560)		201,327,257

Scudder Small Cap Fund	Shares	Value ($)

Cash Equivalents 5.8%
Cash Management Fund Institutional, 1.13% (b) (Cost $14,400,756)	14,400,756	14,400,756

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $238,500,316) (a)	86.9	215,728,013
Other Assets and Liabilities, Net	13.1	32,628,076
Net Assets	100.0	248,356,089

* Non-income producing security.
(a) The cost for federal income tax purposes was $238,917,076. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $23,189,063. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,547,423 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,736,486.
(b) Cash Management Fund Institutional, an affiliate, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Scudder Small Cap Fund

Statements of Assets and Liabilities as of March 31, 2003 (Unaudited)
Assets
Investments in securities, at value* (cost $238,500,316)	$ 215,728,013
Dividends receivable	41,033
Receivable for Fund shares sold	36,348,391
Other assets	34,587
Total assets	252,152,024
Liabilities
Due to custodian bank	2,028,837
Payable for Fund shares redeemed	1,534,251
Accrued advisory fee	88,901
Other accrued expenses and payables	143,946
Total liabilities	3,795,935
Net assets, at value	$ 248,356,089
Net Assets
Net assets consist of: Accumulated net investment loss	(894,888)
Net unrealized appreciation (depreciation) on investments	(22,772,303)
Accumulated net realized gain (loss)	(37,223,186)
Paid-in capital	309,246,466
Net assets, at value	$ 248,356,089

* Includes investment in affiliated Investment Company of $14,400,756.

The accompanying notes are an integral part of the financial statements.

Scudder Small Cap Fund

Statements of Assets and Liabilities as of March 31, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($11,941,912 / 756,364 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 15.79
Maximum offering price per share (100 / 94.25 of $15.79)	$ 16.75
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,057,452 / 67,335 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 15.70
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($699,785 / 44,559 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 15.70
Maximum offering price per share (100 / 99.00 of $15.70)	$ 15.86
Investment Class Net Asset Value, offering and redemption price per share ($234,656,940 / 14,865,271 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 15.79

The accompanying notes are an integral part of the financial statements.

Scudder Small Cap Fund

Statement of Operations for the six months ended March 31, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 370,649
Interest	69,264
Total Income	439,913
Expenses: Investment advisory fee	691,848
Administrator service fee	684,389
Distribution and shareholder servicing fees	11,852
Auditing	19,658
Legal	8,576
Trustees' fees and expenses	5,523
Reports to shareholders	16,253
Registration fees	15,288
Other	4,322
Total expenses, before expense reductions	1,457,709
Expense reductions	(122,908)
Total expenses, after expense reductions	1,334,801
Net investment income (loss)	(894,888)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(22,960,242)
Net unrealized appreciation (depreciation) during the period on investments	12,445,516
Net gain (loss) on investment transactions	(10,514,726)
Net increase (decrease) in net assets resulting from operations	$ (11,409,614)

The accompanying notes are an integral part of the financial statements.

Scudder Small Cap Fund

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002(a)
Operations: Net investment income (loss)	$ (894,888)	$ (1,694,071)
Net realized gain (loss) on investment transactions	(22,960,242)	(10,281,057)
Net unrealized appreciation (depreciation) on investment transactions during the period	12,445,516	(29,062,702)
Net increase (decrease) in net assets resulting from operations	(11,409,614)	(41,037,830)
Fund share transactions: Proceeds from shares sold	62,360,298	127,606,069
In-kind subscription	52,899,162	-
Cost of shares redeemed	(59,946,870)	(123,423,158)
Net increase (decrease) in net assets from Fund share transactions	55,312,590	4,182,911
Increase (decrease) in net assets	43,902,976	(36,854,919)
Net assets at beginning of period	204,453,113	241,308,032
Net assets at end of period (including accumulated net investment loss of $894,888 at March 31, 2003)	$ 248,356,089	$ 204,453,113

a On March 28, 2002, the Small Cap Portfolio closed. The Statement of Changes in Net Assets includes the Fund's information as a stand-alone and feeder fund for the respective period.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Small Cap Fund

Class A
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.58	$ 20.69
Income (loss) from investment operations: Net investment income (loss)[c]	(.07)	(.03)
Net realized and unrealized gain (loss) on investment transactions	(.72)	(4.08)
Total from investment operations	(.79)	(4.11)
Net asset value, end of period	$ 15.79	$ 16.58
Total Return (%)[d]	(4.76)**	(19.86)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12.6
Ratio of expenses before expense reductions (%)	1.36*	1.37*
Ratio of expenses after expense reductions (%)	1.25*	1.25*
Ratio of net investment income (loss) (%)	(.84)*	(.75)*
Portfolio turnover rate (%)	76*	87[e]
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class A shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
[e] On March 28, 2002, the Small Cap Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Small Cap Fund as a stand-alone fund in addition to the Small Cap Portfolio.
* Annualized
** Not annualized

Scudder Small Cap Fund

Class B
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.55	$ 20.69
Income (loss) from investment operations: Net investment income (loss)[c]	(.13)	(.06)
Net realized and unrealized gain (loss) on investment transactions	(.72)	(4.08)
Total from investment operations	(.85)	(4.14)
Net asset value, end of period	$ 15.70	$ 16.55
Total Return (%)[d]	(5.14)**	(20.01)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.3
Ratio of expenses before expense reductions (%)	2.11*	2.12*
Ratio of expenses after expense reductions (%)	2.00*	2.00*
Ratio of net investment income (loss) (%)	(1.59)*	(1.50)*
Portfolio turnover rate (%)	76*	87[e]
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class B shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
[e] On March 28, 2002, the Small Cap Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Small Cap Fund as a stand-alone fund in addition to the Small Cap Portfolio.
* Annualized
** Not annualized

Scudder Small Cap Fund

Class C
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.55	$ 20.69
Income (loss) from investment operations: Net investment income (loss)[c]	(.13)	(.06)
Net realized and unrealized gain (loss) on investment transactions	(.72)	(4.08)
Total from investment operations	(.85)	(4.14)
Net asset value, end of period	$ 15.70	$ 16.55
Total Return (%)[d]	(5.14)**	(20.01)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.7	.1
Ratio of expenses before expense reductions (%)	2.11*	2.12*
Ratio of expenses after expense reductions (%)	2.00*	2.00*
Ratio of net investment income (loss) (%)	(1.59)*	(1.50)*
Portfolio turnover rate (%)	76*	87[e]
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class C shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
[e] On March 28, 2002, the Small Cap Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Small Cap Fund as a stand-alone fund in addition to the Small Cap Portfolio.
* Annualized
** Not annualized

Scudder Small Cap Fund

Investment Class
Years Ended September 30,	2003[a]	2002	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 16.57	$ 19.73	$ 26.95	$ 21.89	$ 14.96	$ 23.68
Income (loss) from investment operations:
Net investment income (loss)	(.07)[b]	(.13)[b]	(.12)	(.15)	(.15)	(.18)
Net realized and unrealized gain (loss) on investment transactions	(.71)	(3.03)	(5.53)	8.53	7.13	(6.24)
Total from investment operations	(.78)	(3.16)	(5.65)	8.38	6.98	(6.42)
Less distributions from: Net realized gains on investment transactions	-	-	(1.57)	(3.32)	(.05)	(1.04)
In excess of net realized gains	-	-	-	-	-	(1.26)
Total Distributions	-	-	(1.57)	(3.32)	(.05)	(2.30)
Net asset value, end of period	$ 15.79	$ 16.57	$ 19.73	$ 26.95	$ 21.89	$ 14.96
Total Return (%)[c]	(4.71)**	(16.02)	(21.77)	41.59	46.52	(28.38)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	235	204	241	292	216	172
Ratio of expenses before expense reductions (%)	1.36*	1.40[d]	1.46[d]	1.44[d]	1.46[d]	1.44[d]
Ratio of expenses after expense reductions (%)	1.25*	1.25[d]	1.25[d]	1.25[d]	1.25[d]	1.25[d]
Ratio of net investment income (loss) (%)	(.84)*	(.63)	(.53)	(.60)	(.74)	(.87)
Portfolio turnover rate (%)	76*	87[e]	109	136	159	182
[a] For the six months ended March 31, 2003 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The expense ratio of the Small Cap Portfolio is included in this ratio.
[e] On March 28, 2002, the Small Cap Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the Small Cap Fund as a stand-alone fund in addition to the Small Cap Portfolio.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

Scudder Small Cap Fund

A. Significant Accounting Policies

Small Cap Fund ("Scudder Small Cap Fund" or the "Fund") is a diversified series of BT Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrator fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2002 the Fund had a net tax basis capital loss carryforward of approximately $4,816,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2008 ($232,000)*, September 30, 2009 ($66,000) and September 30, 2010 ($4,518,000), the respective expiration dates, whichever occurs first.

* Possibly subject to certain limitations.

In addition, from November 1, 2001 through September 30, 2002, the Fund incurred approximately $8,788,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At September 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (4,816,000)
Net unrealized appreciation (depreciation) on investments	$ (35,876,532)

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $88,310,227 and $77,714,679, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. Investment Company Capital Corporation ("ICCC" or the "Administrator"), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.65% of the Fund's average daily net assets, computed and accrued daily and payable monthly. The Fund waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

For the six months ended March 31, 2003, the Advisor and Administrator have contractually agreed to waive their fees or reimburse expenses to the extent necessary to maintain the annualized expenses of the classes of the Fund as follows:

Class A	1.25%
Class B	2.00%
Class C	2.00%
Investment Class	1.25%

Accordingly, for the six months ended March 31, 2003, the Advisor waived a portion of its advisory fee pursuant to the Expense Limitation Agreement aggregating $122,908 and the amount imposed aggregated $568,940 which was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

Administrator. For its services as Administrator, ICCC receives a fee (the "Administrator Service Fee") of 0.65% of the average daily net assets for the Investment Class and 0.40% of average daily net assets for Class A, B and C shares for the Fund, computed and accrued daily and payable monthly. For the six months ended March 31, 2003, the Administrator Service Fee for the Fund was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at March 31, 2003
Class A	$ 9,589	$ 2,883
Class B	1,433	345
Class C	910	218
Investment Class	672,457	102,827
	$ 684,389	$ 106,273

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2003
Class A	$ 5,993	$ 1,804
Class B	2,687	652
Class C	1,707	414
	$ 10,387	$ 2,870

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B and C shareholders at an annual rate of 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2003, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at March 31, 2003	Effective Rate
Class B	$ 896	$ 217.25%
Class C	569	138.25%
	$ 1,465	$ 355

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2003 aggregated $6,809. There were no underwriting commissions paid in connection with the distribution of Class C shares for the six months ended March 31, 2003.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2003, there was no CDSC.

Other. The Fund may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Fund for the six months ended March 31, 2003, totaled $68,936.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.625 percent. During the period the Fund had no borrowings on the line of credit.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2003		Year Ended September 30, 2002*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	877,298	$ 14,878,866	38,793	$ 678,078
Class B	62,758	1,090,034	26,331	472,503
Class C	42,409	732,175	3,974	71,873
Investment Class	4,669,446	78,196,292	6,018,756	126,383,615
		$ 94,897,367		$ 127,606,069
In-kind subscription
Investment Class	1,281,441	$ 20,362,093	-	-
		$ 20,362,093		-
Shares redeemed
Class A	(156,119)	$ (2,744,376)	(3,608)	$ (61,727)
Class B	(11,784)	(204,311)	(9,970)	(169,972)
Class C	(1,824)	(33,101)	(5,964,113)	(123,191,459)
Investment Class	(3,367,874)	(56,965,082)	-	-
		$ (59,946,870)		$ (123,423,158)
Net increase (decrease)
Class A	721,179	$ 12,134,490	35,185	$ 616,351
Class B	50,974	885,723	16,361	302,531
Class C	40,585	699,074	3,974	71,873
Investment Class	2,583,013	41,593,303	54,643	3,192,156
		$ 55,312,590		$ 4,182,911

* For Class A, B and C shares for the period June 28, 2002 (commencement of sales) to September 30, 2002.

F. In-Kind Subscription

As part of Deutsche Bank's effort to consolidate various legacy retirement plans, Deutsche Bank implemented a program to transfer various plan assets as a means to streamline the number of investment options offered to employee plan participants. As part of the consolidation program, on March 28, 2003 the Scudder Small Cap Fund accepted securities and cash in payment for fund shares (received an in-kind subscription) from the BT Partnershare retirement plan in accordance with the Fund's purchase in-kind procedures. The transaction represented a percentage of the Fund's net assets at March 31, 2002 as follows:

	Purchase Amount	% of Net Assets
Small Cap Fund	$ 52,899,162	25

G. Subsequent Event

On January 31, 2003, Deutsche Bank AG completed the sale of its Global Securities Service business to State Street Bank, Inc. The sale included US custody, securities lending and other processing services located in Europe, Asia and the Americas. The Board of Trustees of the Fund approved changing the Fund's custodian to State Street Bank and Trust Company ("State Street") at Board meetings held on February 24, 2003 and March 27, 2003. Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of the Fund's Advisor and Administrator, currently serves as the custodian to the Fund. The Fund's assets will be transitioned to State Street at a later time.

Performance Summary March 31, 2003

Scudder Micro Cap Fund

Average Annual Total Returns* (Unadjusted for Sales Charge)

Scudder Micro Cap Fund	6-Month**	1-Year	3-Year	5-Year	Life of Fund***
Class A(a)	1.56%	-28.35%	-11.16%	4.97%	9.59%
Class B(a)	1.28%	-28.83%	-11.80%	4.20%	8.78%
Class C(a)	1.28%	-28.88%	-11.83%	4.18%	8.76%
Institutional Class+	1.69%	-28.24%	-10.97%	5.21%	9.86%
Russell 2000 Index++	1.39%	-26.96%	-11.00%	-4.12%	1.41%

Scudder Micro Cap Fund	6-Month**	1-Year	3-Year	5-Year	Life of Class****
Investment Class+	1.64%	-28.39%	-11.17%	4.98%	7.09%
Russell 2000 Index++	1.39%	-26.96%	-11.00%	-4.12%	-1.38%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

+ Institutional Class and Investment Class shares are not subject to sales changes.
** Total returns shown for periods less than one year are not annualized.
Net Asset Value
	Class A	Class B	Class C	Investment Class	Institutional Class
Net Asset Value: 3/31/03	$ 14.29	$ 14.22	$ 14.22	$ 14.29	$ 14.46
9/30/02	$ 14.07	$ 14.04	$ 14.04	$ 14.06	$ 14.22

Institutional Class Lipper Rankings* - Small-Cap Core Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	304	of	439	70
3-Year	239	of	316	76
5-Year	15	of	223	7

Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested.

Source: Lipper Inc.

Scudder Micro Cap Fund

Growth of an Assumed $10,000 Investment*(b) (Adjusted for Sales Charge)
[] Scudder Micro Cap Fund - Class A(c) [] Russell 2000 Index++

Yearly periods ended March 31

Comparative Results* (Adjusted for Sales Charge)
Scudder Micro Cap Fund		1-Year	3-Year	5-Year	Life of Class***
Class A(c)	Growth of $10,000	$6,753	$6,608	$12,009	$16,757
	Average annual total return	-32.47%	-12.90%	3.73%	8.56%
Class B(c)	Growth of $10,000	$6,905	$6,734	$12,182	$16,866
	Average annual total return	-30.95%	-12.35%	4.03%	8.67%
Class C(a)	Growth of $10,000	$6,970	$6,724	$12,050	$16,685
	Average annual total return	-30.30%	-12.39%	3.80%	8.49%
Russell 2000 Index++	Growth of $10,000	$7,304	$7,049	$8,104	$10,914
	Average annual total return	-26.96%	-11.00%	-4.12%	1.41%

The growth of $10,000 is cumulative.

Scudder Micro Cap Fund

Growth of an Assumed $250,000 Investment
[] Scudder Micro Cap Fund - Institutional Class [] Russell 2000 Index++

Yearly periods ended March 31

Comparative Results*
Scudder Micro Cap Fund		1-Year	3-Year	5-Year	Life of Class***	Life of Class****
Investment Class	Growth of $10,000	$7,161	$7,008	$12,751	-	$14,682
	Average annual total return	-28.39%	-11.17%	4.98%	-	7.09%
Institutional Class	Growth of $250,000	$179,400	$176,225	$322,250	$451,150	-
	Average annual total return	-28.24%	-10.97%	5.21%	9.86%	-
Russell 2000 Index++	Growth of $250,000	$182,600	$176,225	$202,600	$272,850	-
	Average annual total return	-26.96%	-11.00%	-4.12%	1.41%	-

The growth of $10,000/$250,000 is cumulative.

The minimum investment for Institutional Class shares is $250,000.

Notes to Performance Summary

* Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.
*** The Fund commenced operations on December 18, 1996. Index returns begin December 31, 1996.
**** Investment Class commenced operations on August 21, 1997. Index returns begin August 31, 1997.
a Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002, are derived from the historical performance of Institutional Class shares of the Scudder Micro Cap Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net investment of $9,425.
c Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002, are derived from the historical performance of Institutional Class shares of the Scudder Micro Cap Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C reflect an initial sales charge of 1.00%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
++ Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Summary March 31, 2003

Scudder Micro Cap Fund

Asset Allocation	3/31/03	9/30/02

Common Stocks	86%	88%
Cash Equivalents, net	14%	12%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	3/31/03	9/30/02

Information Technology	31%	20%
Health Care	17%	17%
Consumer Discretionary	15%	23%
Financials	12%	17%
Energy	10%	11%
Industrials	8%	8%
Utilities	4%	3%
Consumer Staples	3%	1%
	100%	100%

Ten Largest Equity Holdings at March 31, 2003 (35.1% of Portfolio)
1. Connetics Corp. Producer of pharmaceuticals	4.7%
2. Hancock Fabrics, Inc. Retailer of fabrics and related items to home sewing market	4.0%
3. Informatica Corp. Developer and marketer of enterprise software	4.0%
4. Keystone Automotive Industries, Inc. Distributor of aftermarket collision replacement parts for automobiles and light trucks	3.7%
5. ANSYS, Inc. Developer of software solutions for design analysis	3.6%
6. Shuffle Master, Inc. Manufacturer of automatic card shuffling systems for gaming operations	3.2%
7. Itron, Inc. Manufacturer of meter reading instruments for utilities	3.0%
8. Advanced Neuromodulation Systems, Inc. Designer and manufacturer of stimulation systems	3.0%
9. Group 1 Software, Inc. Provider of software for database marketing and mailing efficiency	3.0%
10. United Natural Foods, Inc. Distributor of natural foods and related products	2.9%

Asset allocation, sector diversification and portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 63. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of March 31, 2003 (Unaudited)

Scudder Micro Cap Fund	Shares	Value ($)

Common Stocks 85.6%
Consumer Discretionary 13.0%
Auto Components 3.2%
Keystone Automotive Industries, Inc.*	149,100	2,642,052
Hotel Restaurants & Leisure 2.7%
Shuffle Master, Inc.*	112,100	2,258,927
Household Durables 0.4%
A.T. Cross Co. "A"*	73,600	350,336
Specialty Retail 4.7%
Cato Corp. "A"	53,900	1,026,256
Hancock Fabrics, Inc.	206,200	2,866,180
		3,892,436
Textiles, Apparel & Luxury Goods 2.0%
Quaker Fabric Corp.	179,500	987,250
Tropical Sportswear International Corp.*	144,200	656,110
		1,643,360
Consumer Staples 2.5%
Food & Drug Retailing
United Natural Foods, Inc.*	81,900	2,088,450
Energy 8.3%
Energy Equipment & Services 5.1%
Dril-Quip, Inc.*	59,400	811,998
Horizon Offshore, Inc.*	213,000	724,200
Unit Corp.*	48,400	982,036
Willbros Group, Inc.*	199,100	1,740,134
		4,258,368
Oil & Gas 3.2%
Quicksilver Resources, Inc.*	52,800	1,255,056
Ultra Petroleum Corp.*	159,600	1,409,268
		2,664,324
Financials 9.8%
Banks 6.4%
BankUnited Financial Corp. "A"*	43,000	758,950
Dime Community Bancshares	35,100	801,333
Fidelity Bancshares, Inc.	79,400	1,454,608
Sterling Bancshares, Inc.	88,400	1,051,076
Wintrust Financial Corp.	45,000	1,287,000
		5,352,967
Real Estate 3.4%
Newcastle Investment Corp. (REIT)*	96,900	1,621,137
Urstadt Biddle Properties "A"	98,100	1,175,238
		2,796,375
Health Care 15.0%
Biotechnology 0.9%
Cell Genesys, Inc.*	93,200	688,748
Health Care Equipment & Supplies 5.1%
Advanced Neuromodulation Systems, Inc.*	50,200	2,153,580
Mine Safety Appliances Co.	57,300	2,039,880
		4,193,460
Health Care Providers & Services 1.6%
Medical Staffing Network Holdings, Inc.*	128,300	1,359,980
Pharmaceuticals 7.4%
Adolor Corp.*	101,800	1,008,838
Atrix Laboratories, Inc.*	129,500	1,819,475
Connetics Corp.*	198,800	3,329,900
		6,158,213
Industrials 7.2%
Air Freight & Logistics 0.0%
Dynamex, Inc.*	103	510
Commercial Services & Supplies 2.0%
CoStar Group, Inc.*	76,700	1,691,235
Machinery 3.7%
CIRCOR International, Inc.	69,100	939,069
Lindsay Manufacturing Co.	97,000	2,085,500
		3,024,569
Road & Rail 1.5%
Knight Transportation, Inc.*	61,200	1,205,028
Information Technology 26.5%
Computers & Peripherals 4.4%
Applied Films Corp.*	110,400	1,782,850
Avid Technology, Inc.*	84,600	1,877,274
		3,660,124
Electronic Equipment & Instruments 5.9%
Craftmade International, Inc.	117,100	1,668,675
Identix, Inc.*	71,345	321,053
Itron, Inc.*	129,300	2,160,603
OSI Systems, Inc.*	44,400	701,964
		4,852,295
Internet Software & Services 2.0%
WebMethods, Inc.*	184,900	1,688,137
IT Consulting & Services 1.5%
ManTech International Corp. "A"*	84,300	1,249,242
Semiconductor Equipment & Products 2.5%
ChipPAC, Inc.*	295,400	1,063,440
Power Integrations, Inc.*	49,200	1,019,916
		2,083,356
Software 10.2%
ANSYS, Inc.*	105,900	2,536,305
Group 1 Software, Inc.*	119,100	2,143,800
Informatica Corp.*	436,500	2,815,425
RSA Security, Inc.*	128,000	908,800
		8,404,330
Utilities 3.3%
Electric Utilities 1.9%
Empire District Electric Co.	87,600	1,541,760
Gas Utilities 1.4%
Southwestern Energy Co.*	88,300	1,156,729
Total Common Stocks (Cost $72,982,453)		70,905,311

	% of Net Assets	Value ($)

Total Portfolio (Cost $72,982,453) (a)	85.6	70,905,311
Other Assets and Liabilities, Net	14.4	11,956,613
Net Assets	100.0	82,861,924

* Non-income producing security.
(a) The cost for federal income tax purposes was $73,248,870. At March 31, 2003, net unrealized depreciation for all securities based on tax cost was $2,343,559. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,838,933 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,182,492.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Scudder Micro Cap Fund

Statements of Assets and Liabilities as of March 31, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $72,982,453)	$ 70,905,311
Cash	11,817,947
Receivable for investments sold	200,263
Dividends receivable	57,358
Receivable for Fund shares sold	3,188,899
Other assets	52,983
Total assets	86,222,761
Liabilities
Payable for investments purchased	1,665,433
Payable for Fund shares redeemed	1,576,830
Accrued advisory fee	65,673
Other accrued expenses and payables	52,901
Total liabilities	3,360,837
Net assets, at value	$ 82,861,924
Net Assets
Net assets consist of: Accumulated net investment loss	(251,742)
Net unrealized appreciation (depreciation) on investments	(2,077,142)
Accumulated net realized gain (loss)	(15,165,991)
Paid-in capital	100,356,799
Net assets, at value	$ 82,861,924

The accompanying notes are an integral part of the financial statements.

Scudder Micro Cap Fund

Statements of Assets and Liabilities as of March 31, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($4,937,154 / 345,387 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 14.29
Maximum offering price per share (100 / 94.25 of $14.29)	$ 15.16
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,407,527 / 99,003 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 14.22
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($1,646,288 / 115,804 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 14.22
Maximum offering price per share (100 / 99.00 of $14.22)	$ 14.36
Investment Class Net Asset Value, offering and redemption price per share ($11,521,133 / 806,517 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 14.29
Institutional Class Net Asset Value, offering and redemption price per share ($63,349,822 / 4,379,619 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 14.46

The accompanying notes are an integral part of the financial statements.

Scudder Micro Cap Fund

Statement of Operations for the six months ended March 31, 2003 (Unaudited)
Investment Income
Dividends	$ 299,530
Interest	37,362
Total Income	336,892
Expenses: Investment advisory fee	562,869
Administrator service fee	82,554
Distribution and shareholder servicing fees	28,885
Custodian and accounting fees	14,000
Auditing	10,589
Legal	12,372
Reports to shareholders	11,515
Trustees' fees and expenses	4,938
Registration fees	18,937
Other	1,753
Total expenses, before expense reductions	748,412
Expense reductions	(160,325)
Total expenses, after expense reductions	588,087
Net investment income (loss)	(251,195)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(10,760,220)
Net unrealized appreciation (depreciation) during the period on investments	11,742,567
Net gain (loss) on investment transactions	982,347
Net increase (decrease) in net assets resulting from operations	$ 731,152

The accompanying notes are an integral part of the financial statements.

Scudder Micro Cap Fund

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2003 (Unaudited)	Year Ended September 30, 2002
Operations: Net investment income (loss)	$ (251,195)	(531,729)
Net realized gain (loss) on investment transactions	(10,760,220)	(3,304,242)
Net unrealized appreciation (depreciation) on investment transactions during the period	11,742,567	(14,343,769)
Net increase (decrease) in net assets resulting from operations	731,152	(18,179,740)
Fund share transactions: Proceeds from shares sold	30,733,058	68,206,169
Cost of shares redeemed	(14,451,694)	(24,000,880)
Net increase (decrease) in net assets from Fund share transactions	16,281,364	44,205,289
Increase (decrease) in net assets	17,012,516	26,025,549
Net assets at beginning of period	65,849,408	39,823,859
Net assets at end of period (including accumulated net investment loss of $251,742 and $547, respectively)	$ 82,861,924	65,849,408

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Micro Cap Fund

Class A
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.07	$ 18.24
Income (loss) from investment operations: Net investment income (loss)[c]	(.06)	.03
Net realized and unrealized gain (loss) on investment transactions	.28	(4.20)
Total from investment operations	.22	(4.17)
Net asset value, end of period	$ 14.29	$ 14.07
Total Return (%)[d]	1.56**	(22.86)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5.6
Ratio of expenses before expense reductions (%)	2.17*	2.22*
Ratio of expenses after expense reductions (%)	1.74*	1.74*
Ratio of net investment income (loss) (%)	(.84)*	.70*
Portfolio turnover rate (%)	62*	66
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class A shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Micro Cap Fund

Class B
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.04	$ 18.24
Income (loss) from investment operations: Net investment income (loss)[c]	(.12)	(.00)[d]
Net realized and unrealized gain (loss) on investment transactions	.30	(4.20)
Total from investment operations	.18	(4.20)
Net asset value, end of period	$ 14.22	$ 14.04
Total Return (%)[e]	1.28**	(23.03)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.3
Ratio of expenses before expense reductions (%)	2.92*	2.97*
Ratio of expenses after expense reductions (%)	2.49*	2.49*
Ratio of net investment income (loss) (%)	(1.59)*	(.05)*
Portfolio turnover rate (%)	62*	66
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class B shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Amount is less than $0.005.
[e] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Micro Cap Fund

Class C
	2003[a]	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.04	$ 18.24
Income (loss) from investment operations: Net investment income (loss)[c]	(.11)	(.00)[d]
Net realized and unrealized gain (loss) on investment transactions	.29	(4.20)
Total from investment operations	.18	(4.20)
Net asset value, end of period	$ 14.22	$ 14.04
Total Return (%)[e]	1.28**	(23.03)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2.3
Ratio of expenses before expense reductions (%)	2.92*	2.97*
Ratio of expenses after expense reductions (%)	2.49*	2.49*
Ratio of net investment income (loss) (%)	(1.59)*	(.05)*
Portfolio turnover rate (%)	62*	66
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the period June 28, 2002 (commencement of sales of Class C shares) to September 30, 2002.
[c] Based on average shares outstanding during the period.
[d] Amount is less than $0.005.
[e] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Scudder Micro Cap Fund

Investment Class
Years Ended September 30,	2003[a]	2002	2001	2000	1999[b]	1998[c]	1997[d]
Selected Per Share Data
Net asset value, beginning of period	$ 14.06	$ 17.05	$ 24.36	$ 16.12	$ 9.88	$ 12.62	$ 12.12
Income (loss) from investment operations:
Net investment income (loss)	(.06)[e]	(.18)[e]	(.15)	(.14)	(.14)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.29	(2.81)	(5.33)	9.79	6.38	(2.19)	.52
Total from investment operations	.23	(2.99)	(5.48)	9.65	6.24	(2.25)	.50
Less distributions from: Net realized gains on investment transactions	-	-	(1.83)	(1.41)	-	(.49)	-
Net asset value, end of period	$ 14.29	$ 14.06	$ 17.05	$ 24.36	$ 16.12	$ 9.88	$ 12.62
Total Return (%)[f]	1.64**	(17.54)	(22.71)	63.87	63.16**	(18.33)	3.87
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	12	7	5	1	1.001
Ratio of expenses before expense reductions (%)	2.17*	2.21	2.23	2.55	3.25*	2.68	3.52*
Ratio of expenses after expense reductions (%)	1.74*	1.74	1.74	1.74	1.74*	1.74	1.74*
Ratio of net investment income (loss) (%)	(.84)*	(1.02)	(1.03)	(1.05)	(1.29)*	(.98)	(1.15)*
Portfolio turnover rate (%)	62*	66	79	137	115	85	272
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the eleven months ended September 30, 1999.
[c] For the year ended October 31, 1998.
[d] For the period August 21, 1997 (commencement of sales) to October 31, 1997.
[e] Based on average shares outstanding during the period.
[f] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Scudder Micro Cap Fund

Institutional Class
Years Ended September 30,	2003[a]	2002	2001	2000	1999[b]	1998[c]	1997[d]
Selected Per Share Data
Net asset value, beginning of period	$ 14.22	$ 17.21	$ 24.52	$ 16.16	$ 9.90	$ 12.62	$ 10.00
Income (loss) from investment operations:
Net investment income (loss)	(.05)[e]	(.14)[e]	(.13)	(.14)	(.14)	(.05)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.29	(2.85)	(5.35)	9.91	6.40	(2.18)	2.66
Total from investment operations	.24	(2.99)	(5.48)	9.77	6.26	(2.23)	2.62
Less distributions from: Net realized gains on investment transactions	-	-	(1.83)	(1.41)	-	(.49)	-
Net asset value, end of period	$ 14.46	$ 14.22	$ 17.21	$ 24.52	$ 16.16	$ 9.90	$ 12.62
Total Return (%)[f]	1.69**	(17.37)	(22.55)	64.49	63.23**	(18.16)	26.20**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	52	33	37	17	14	3
Ratio of expenses before expense reductions (%)	1.92*	1.96	1.98	2.30	3.00*	2.59	3.39*
Ratio of expenses after expense reductions (%)	1.49*	1.49	1.49	1.49	1.49*	1.49	1.63*
Ratio of net investment income (loss) (%)	(.59)*	(.77)	(.78)	(.78)	(1.07)*	(.75)	(.49)*
Portfolio turnover rate (%)	62*	66	79	137	115	85	272
[a] For the six months ended March 31, 2003 (Unaudited).
[b] For the eleven months ended September 30, 1999.
[c] For the year ended October 31, 1998.
[d] For the period December 18, 1996 (commencement of sales) to October 31, 1997.
[e] Based on average shares outstanding during the period.
[f] Total return would have been lower had certain expenses not been reduced.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Scudder Micro Cap Fund

A. Significant Accounting Policies

Micro Cap Fund ("Scudder Micro Cap Fund" or the "Fund") is a diversified series of Morgan Grenfell Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At September 30, 2002 the Fund had a net tax basis capital loss carryforward of approximately $1,687,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2010, the expiration date, whichever occurs first.

In addition, from November 1, 2001 through September 30, 2002, the Fund incurred approximately $2,550,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2003.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At September 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (1,687,000)
Net unrealized appreciation (depreciation) on investments	$ (13,988,648)

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Cash. Cash includes deposits held at the Fund's custodian in a variable rate account at the applicable interest rate.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended March 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $32,388,912 and $20,734,334, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor and is also the Fund's Administrator.

Investment Advisory Agreement. Under the Investment Advisory Agreement the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 1.50% for the Fund, computed and accrued daily and payable monthly.

For the six months ended March 31, 2003, the Advisor and Administrator have contractually agreed to waive their fees or reimburse expenses to the extent necessary to maintain the annualized expenses of the classes of the Fund as follows:

Class A	1.74%
Class B	2.49%
Class C	2.49%
Investment Class	1.74%
Institutional Class	1.49%

Accordingly, for the six months ended March 31, 2003, the Advisor waived a portion of its fee pursuant to an Expense Limitation Agreement aggregating $160,325 and the amount imposed aggregated $402,544 which was equivalent to an annualized effective rate of 1.07% of the Fund's average daily net assets.

Administrator. For its services as Administrator, DeAM, Inc. receives a fee (the "Administrator Service Fee") of 0.22% of the average daily net assets of the Fund, computed and accrued daily and payable monthly. For the six months ended March 31, 2003, the Administrator Service Fee was $82,554 of which $14,468 is unpaid.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2003
Class A	$ 3,847	$ 940
Class B	3,726	885
Class C	3,815	900
	$ 11,388	$ 2,725

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B, C and Investment Class shareholders at an annual rate of 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2003, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at March 31, 2003	Effective Rate
Class B	$ 1,242	$ 295.25%
Class C	1,272	299.25%
Investment Class	14,983	19,611.25%
	$ 17,497	$ 20,205

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2003 aggregated $5,437. There were no underwriting commissions paid in connection with the distribution of Class C shares for the six months ended March 31, 2003.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2003, there was no CDSC.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $50 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 1.0 percent. During the period the Fund had no borrowings on the line of credit.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2003		Year Ended September 30, 2002*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	297,495	$ 4,342,515	81,108	$ 1,208,109
Class B	89,736	1,318,381	18,588	278,040
Class C	112,595	1,620,600	17,886	270,877
Investment Class	204,103	3,022,982	977,800	18,792,257
Institutional Class	1,392,256	20,428,580	2,558,588	47,656,886
		$ 30,733,058		$ 68,206,169
Shares redeemed
Class A	(29,636)	$ (428,191)	(3,580)	$ (51,589)
Class B	(9,321)	(134,727)	-	-
Class C	(14,677)	(209,790)	-	-
Investment Class	(238,430)	(3,469,504)	(524,990)	(9,299,332)
Institutional Class	(699,558)	(10,209,482)	(801,665)	(14,649,959)
		$ (14,451,694)		$ (24,000,880)
Net increase (decrease)
Class A	267,859	$ 3,914,324	77,528	$ 1,156,520
Class B	80,415	1,183,654	18,588	278,040
Class C	97,918	1,410,810	17,886	270,877
Investment Class	(34,327)	(446,522)	452,810	9,492,925
Institutional Class	692,698	10,219,098	1,756,923	33,006,927
		$ 16,281,364		$ 44,205,289

* For Class A, B and C shares for the period June 28, 2002 (commencement of sales ) to September 30, 2002.

F. Subsequent Event

Effective April 7, 2003, State Street Bank and Trust Company ("State Street") is the Micro Cap Fund's custodian. Prior to April 7, 2003, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02110, served as custodian for the Fund.

Investment Products

Scudder Funds
Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Gold & Precious Metals Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central European Equity Fund, Inc.

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Transfer Agency

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian (Scudder Mid Cap and Micro Cap Funds)

State Street Bank and Trust Company

One Heritage Drive JPB/2N North Quincy, MA 02171
Custodian (Scudder Small Cap Fund)

Deutsche Bank Trust Company Americas

100 Plaza One Jersey City, NJ 07311
Independent Accountants

PricewaterhouseCoopers LLP

160 Federal Street Boston, MA 02110
Principal Underwriter

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

Notes